DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2017	2018
	RMB	RMB
Cash	71,792,874	90,723,253
Short-term investments	85,187,718	120,241,425
Accounts receivable, net	10,382,112	54,424,845
Inventories	88,225,965	142,155,411
Prepayments and other current assets	7,349,583	22,711,514
Amounts due from related parties*	—	4,262,270
Total current assets	262,938,252	434,518,718

Property and equipment, net	28,696,602	40,580,352
Intangible assets, net	1,277,467	580,667
Other non-current assets	626,605	16,805,475
Total assets	293,538,926	492,485,212

Short-term bank borrowings	168,234,207	179,978,003
Accounts payable	124,937,465	249,665,890
Amounts due to related parties**	144,169,442	211,250,230
Advances from customers	48,503,389	20,505,861
Deferred revenue—current	9,853,361	12,666,330
Accrued expenses and other current liabilities	75,382,869	119,242,975
Total current liabilities	571,080,733	793,309,289

Warranty—non current	12,378,751	17,609,842
Deferred revenue—non current	144,700	234,801
Total liabilities	583,604,184	811,153,932

    Amounts due from related parties refers to the amounts due from the Company and Niudian Information which are eliminated upon consolidation.

  Amounts due to related parties refers to the amounts due to the Company and Niudian Information which are eliminated upon consolidation.

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	354,810,048	769,368,001	1,477,593,628
Net loss	(227,081,999)	(145,154,084)	(294,156,973)
Net cash (used in)/provided by operating activities	(80,026,685)	(2,423,156)	14,379,166
Net cash used in investing activities	(59,949,934)	(55,928,949)	(74,333,070)
Net cash provided by financing activities	185,610,980	68,703,310	78,199,492
Effect of foreign currency exchange rate changes on cash	196,441	(813,270)	684,791
Net increase in cash	45,830,802	9,537,935	18,930,379
Cash at the beginning of the year	16,424,137	62,254,939	71,792,874
Cash at the end of the year	62,254,939	71,792,874	90,723,253